Investment income and financing costs (Tables)	12 Months Ended
Mar. 31, 2024
Investment income and financing costs
Schedule of investment income and financing costs

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Investment income
Financial assets measured at amortised cost	327	196	246
Financial assets measured at fair value through profit and loss	254	36	5
	581	232	251
Financing costs
Financial liabilities measured at amortised cost
Bonds	1,596	1,711	1,546
Lease liabilities	440	355	320
Bank loans and other liabilities[2]	712	392	425
Interest on derivatives	(395)	(561)	(428)
Mark-to-market on derivatives	100	(423)	(341)
Financial assets measured at fair value through profit and loss	–	–	36
Foreign exchange	173	135	284
	2,626	1,609	1,842
Net financing costs	2,045	1,377	1,591

Notes:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2	Interest capitalised for the year ended 31 March 2024 was €nil (2023: €5 million, 2022: €17 million).